EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2014
EARNINGS PER SHARE [Abstract]
EARNINGS PER SHARE

16. EARNINGS PER SHARE

The calculation of earnings per share is as follows:

	Year ended December 31,
	2012	2013	2014
Numerator used in basic and diluted earnings per share:
Net (loss) income attributable to Daqo New Energy Corp. ordinary shareholders—basic and diluted	$(111,928,891)	$(70,943,484)	$16,649,176
Denominator used in basic and diluted earnings per share:
Weighted average number of ordinary shares outstanding used in computing earnings per share—basic	175,067,343	173,068,420	206,349,976
Plus: share options	—	—	5,003,667
Weighted average number of ordinary shares outstanding used in computing earnings per share—diluted	175,067,343	173,068,420	211,353,643
NET (LOSS) INCOME ATTRIBUTABLE TO DAQO NEW ENERGY CORP. PER ORDINARY SHARE—Basic	$(0.64)	$(0.41)	$0.08
NET (LOSS) INCOME ATTRIBUTABLE TO DAQO NEW ENERGY CORP. PER ORDINARY SHARE—Diluted	$(0.64)	$(0.41)	$0.08

Outstanding employee options totaling of 7,179,500, 6,371,250 and 6,154,166 were excluded from the computation of diluted earnings per share as their effects would have been anti-dilutive for the year ended December 31, 2012, 2013 and 2014, respectively.